Recently issued accounting pronouncements (Details) - ASU 2016 02 - Forecast adjustment ¥ in Thousands	Jan. 01, 2020 CNY (¥)
Recently issued accounting pronouncements
Right-of-use assets	¥ 41,870
Lease liabilities	¥ 42,110